Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of Plant and Equipment Useful Lives
Production plant	5-10 years
Motor vehicles	10-15 years
Office equipment	5-10 years